Property, Equipment and Software, Net - Schedule of Property, Equipment and Software (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	$ 2,502,491	$ 2,397,514
Less: accumulated depreciation and amortization	(2,027,302)	(1,652,573)
Property and equipment, net	475,189	744,941
Office furniture [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	49,494	47,418
Transportation equipment [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	167,274	160,257
Building and improvements [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	595,094	570,130
Software [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	$ 1,690,629	$ 1,619,709